Schedule of Investments PIMCO StocksPLUS® Global Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
ASSET-BACKED SECURITIES 31.0%
CANADA 0.3%
Master Credit Card Trust 6.163% due 01/21/2027 •		$500	$500

Total Canada			500

CAYMAN ISLANDS 10.8%
522 Funding CLO Ltd. 6.628% due 10/20/2031 •		1,300	1,295
Apidos CLO 6.472% due 07/18/2029 •		364	363
Arbor Realty Commercial Real Estate Notes Ltd.
6.417% due 12/15/2035 •		1,200	1,187
6.547% due 05/15/2036 •		100	99
Benefit Street Partners CLO Ltd.
6.600% due 01/17/2032 •		500	499
6.650% due 07/15/2032 •		1,300	1,296
Brightspire Capital Ltd. 6.592% due 08/19/2038 •		100	98
BSPRT Issuer Ltd. 6.547% due 03/15/2036 •		1,900	1,876
Carlyle Global Market Strategies CLO Ltd.
6.581% due 08/14/2030 •		982	979
6.687% due 04/22/2032 •		1,300	1,296
Crestline Denali CLO Ltd.
6.618% due 04/20/2030 •		164	163
6.747% due 10/23/2031 •		1,188	1,185
Gallatin CLO Ltd. 6.645% due 01/21/2028 •		182	182
LCM Ltd. 6.668% due 04/20/2031 •		600	597
Mountain View CLO LLC 6.610% due 01/16/2031 •		2,264	2,255
Oaktree CLO Ltd. 6.717% due 04/22/2030 •		1,300	1,290
Palmer Square Loan Funding Ltd. 6.388% due 07/20/2029 •		247	246
Sound Point CLO Ltd.
6.638% due 10/20/2028 •		43	43
7.388% due 07/20/2032 •		600	594
Starwood Commercial Mortgage Trust 6.645% due 04/18/2038 •		1,000	980
Venture CLO Ltd.
6.578% due 07/20/2030 •		1,082	1,075
6.718% due 04/20/2032 •		250	246
Wellfleet CLO Ltd. 6.478% due 07/20/2029 •		910	909

Total Cayman Islands			18,753

IRELAND 0.5%
Accunia European CLO DAC 4.613% due 07/15/2030 •	EUR	275	289
BlueMountain Fuji EUR CLO DAC 4.383% due 01/15/2031 •		447	464

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2023 (Unaudited)

Toro European CLO DAC 4.583% due 07/15/2030 •	85	90

Total Ireland		843

JAPAN 0.4%
Oscar U.S. Funding LLC 2.820% due 04/10/2029	$700	650

Total Japan		650

JERSEY, CHANNEL ISLANDS 0.7%
Saranac CLO Ltd. 6.807% due 08/13/2031 •	1,200	1,197

Total Jersey, Channel Islands		1,197

UNITED STATES 18.3%
American Express Credit Account Master Trust 4.870% due 05/15/2028	500	494
Avant Loans Funding Trust 1.210% due 07/15/2030	434	428
BA Credit Card Trust 4.790% due 05/15/2028	500	493
Bank of America Auto Trust 5.830% due 05/15/2026	600	600
Capital One Prime Auto Receivables Trust 5.963% due 09/15/2025 •	363	364
Carmax Auto Owner Trust 6.213% due 12/15/2025 •	380	381
Carvana Auto Receivables Trust 5.980% due 08/10/2026	392	391
CIG Auto Receivables Trust 1.490% due 08/12/2026	1,272	1,257
CIT Mortgage Loan Trust 6.784% due 10/25/2037 •	14	14
Citizens Auto Receivables Trust
5.739% due 09/16/2024	800	800
6.090% due 10/15/2026	200	200
6.130% due 07/15/2026	400	400
6.263% due 07/15/2026 •	400	401
College Avenue Student Loans LLC 6.234% due 06/25/2052 •	1,061	1,020
Countrywide Asset-Backed Certificates Trust
5.714% due 12/25/2046 •	715	655
5.914% due 10/25/2046 •	474	453
DLLAA LLC 5.631% due 08/20/2024	318	318
DT Auto Owner Trust 6.290% due 08/16/2027	802	803
Enterprise Fleet Financing LLC
3.030% due 01/20/2028	430	420
5.330% due 03/20/2024	108	108
Exeter Automobile Receivables Trust 6.070% due 12/15/2025	900	900
Foursight Capital Automobile Receivables Trust 1.310% due 07/15/2027	400	388
FREED ABS Trust 1.910% due 03/19/2029	138	137
GLS Auto Select Receivables Trust
5.960% due 10/16/2028	300	298
6.270% due 08/16/2027	600	599
GM Financial Automobile Leasing Trust 5.580% due 01/20/2026	700	698
Hertz Vehicle Financing LLC 1.210% due 12/26/2025	1,000	950
LL ABS Trust
1.070% due 05/15/2029	104	102
3.760% due 11/15/2029	235	233
Mariner Finance Issuance Trust 1.860% due 03/20/2036	800	708
Marlette Funding Trust 6.070% due 04/15/2033	667	666
MF1 Ltd. 7.147% due 11/15/2035 •	467	466
Morgan Stanley Home Equity Loan Trust 5.944% due 02/25/2036 •	652	582
Navient Private Education Loan Trust 6.897% due 07/16/2040 •	284	284
Navient Private Education Refi Loan Trust 0.940% due 07/15/2069	535	461
Navient Student Loan Trust 6.427% due 12/15/2059 •	296	294
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.854% due 11/25/2035 «•	4	4

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2023 (Unaudited)

6.064% due 02/25/2036 •		99	88
OneMain Financial Issuance Trust
1.750% due 09/14/2035		500	449
6.073% due 06/16/2036 •		500	490
Oportun Issuance Trust 7.451% due 01/08/2030		330	330
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		65	64
1.530% due 08/15/2029		192	190
2.030% due 10/15/2029		371	364
4.970% due 01/15/2030		123	122
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.604% due 03/25/2035 •		106	94
7.159% due 02/25/2035 •		691	611
Santander Drive Auto Receivables Trust
5.870% due 03/16/2026		1,152	1,151
6.080% due 08/17/2026		800	800
SLC Student Loan Trust 6.300% due 11/25/2042 •		229	228
SLM Private Credit Student Loan Trust 6.001% due 06/15/2039 •		1,078	1,036
SMB Private Education Loan Trust
1.290% due 07/15/2053		284	253
1.310% due 07/17/2051		406	359
1.340% due 03/17/2053		696	611
6.167% due 01/15/2037 •		497	491
6.247% due 01/15/2053 •		387	379
6.763% due 02/16/2055 •		843	837
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031		489	488
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		505	463
Terwin Mortgage Trust 5.754% due 07/25/2037 «•		47	46
Theorem Funding Trust 7.600% due 04/15/2029		463	465
Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		500	499
5.604% due 08/15/2024		665	665
Upstart Securitization Trust
1.310% due 11/20/2031		129	127
3.120% due 03/20/2032		555	545
6.590% due 02/20/2033		624	623
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		500	499
5.983% due 10/15/2026 •		500	500

Total United States			31,637

Total Asset-Backed Securities (Cost $54,609)			53,580

CORPORATE BONDS & NOTES 10.9%
CAYMAN ISLANDS 0.1%
INDUSTRIALS 0.1%
Sands China Ltd. 4.300% due 01/08/2026		200	187

Total Cayman Islands			187

DENMARK 0.3%
BANKING & FINANCE 0.3%
Nykredit Realkredit AS
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~	DKK	2,000	284
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		500	71
3.501% (CITF03M + 0.060%) due 10/01/2023 ~		1,200	170

			525

Total Denmark			525

GERMANY 0.1%
BANKING & FINANCE 0.1%
Deutsche Bank AG 2.129% due 11/24/2026 •(f)		$200	181

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Germany			181

IRELAND 0.1%
BANKING & FINANCE 0.1%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		200	179

Total Ireland			179

JAPAN 0.1%
INDUSTRIALS 0.1%
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		200	183

Total Japan			183

NETHERLANDS 0.6%
BANKING & FINANCE 0.6%
ING Groep NV 3.869% due 03/28/2026 •		1,000	965

Total Netherlands			965

SWITZERLAND 0.8%
BANKING & FINANCE 0.8%
Credit Suisse AG 6.603% (SOFRINDX + 1.260%) due 02/21/2025 ~		400	400
UBS Group AG
1.364% due 01/30/2027 •		400	356
3.091% due 05/14/2032 •		250	198
6.921% (SOFRRATE + 1.580%) due 05/12/2026 ~		400	402

			1,356

Total Switzerland			1,356

UNITED KINGDOM 0.9%
BANKING & FINANCE 0.9%
Barclays PLC
5.829% due 05/09/2027 •		500	491
6.496% due 09/13/2027 •		500	499
HSBC Holdings PLC
2.357% due 08/18/2031 •		300	231
1.750% due 07/24/2027 •	GBP	300	323

			1,544

Total United Kingdom			1,544

UNITED STATES 7.9%
BANKING & FINANCE 5.6%
Ally Financial, Inc. 5.800% due 05/01/2025		$100	98
American Honda Finance Corp. 5.000% due 05/23/2025		500	495
Bank of America Corp.
6.675% (SOFRRATE + 1.330%) due 04/02/2026 ~		200	201
5.080% due 01/20/2027 •		1,300	1,271
Bank of America NA
5.650% due 08/18/2025		200	200
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~		100	100
Citibank NA 5.864% due 09/29/2025		1,000	1,001
Credit Suisse AG AT1 Claim ^		200	21
GA Global Funding Trust 6.643% (SOFRRATE + 1.360%) due 04/11/2025 ~		600	594
Goldman Sachs Group, Inc.
3.500% due 04/01/2025		100	96
1.431% due 03/09/2027 •		400	356
3.615% due 03/15/2028 •		100	92
3.500% due 11/16/2026		200	186
5.798% due 08/10/2026 •		600	596
6.407% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100
Jackson National Life Global Funding 6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		250	250

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2023 (Unaudited)

JPMorgan Chase & Co. 6.652% (SOFRRATE + 1.320%) due 04/26/2026 ~		1,000	1,007
Morgan Stanley 5.050% due 01/28/2027 •		700	686
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		200	168
Toyota Motor Credit Corp. 5.830% due 08/22/2024 •		500	501
VICI Properties LP 4.375% due 05/15/2025		300	290
Wells Fargo & Co. 3.196% due 06/17/2027 •		400	372
Wells Fargo Bank NA
5.550% due 08/01/2025		600	598
6.138% (SOFRRATE + 0.800%) due 08/01/2025 ~		300	301

			9,580

INDUSTRIALS 2.0%
Broadcom, Inc.
3.419% due 04/15/2033		400	320
4.000% due 04/15/2029		500	452
DAE Funding LLC 1.550% due 08/01/2024		500	479
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		200	198
Hyatt Hotels Corp. 1.800% due 10/01/2024		400	384
Hyundai Capital America 6.491% due 08/04/2025 •		500	500
Microchip Technology, Inc. 0.983% due 09/01/2024		300	286
Volkswagen Group of America Finance LLC
5.800% due 09/12/2025		250	249
6.274% (SOFRRATE + 0.930%) due 09/12/2025 ~		250	250
Warnermedia Holdings, Inc.
3.638% due 03/15/2025		200	193
3.755% due 03/15/2027		200	185

			3,496

UTILITIES 0.3%
NextEra Energy Capital Holdings, Inc. 6.051% due 03/01/2025		200	200
Pacific Gas & Electric Co. 1.700% due 11/15/2023		400	398

			598

Total United States			13,674

Total Corporate Bonds & Notes (Cost $19,484)			18,794

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
UNITED KINGDOM 0.2%
Uropa Securities PLC 5.450% due 10/10/2040 •	GBP	198	235

Total United Kingdom			235

UNITED STATES 2.9%
Barclays Commercial Mortgage Securities Trust 6.379% due 10/15/2037 •		$30	30
Colony Mortgage Capital Ltd. 6.572% due 11/15/2038 •		600	588
Commercial Mortgage Trust 7.197% due 12/15/2038 •		740	692
Countrywide Alternative Loan Trust 5.794% due 04/25/2046 •		216	192
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		365	360
Independence Plaza Trust 3.911% due 07/10/2035		300	279
JP Morgan Chase Commercial Mortgage Securities Trust
6.797% due 02/15/2035 •		498	483
6.830% due 12/15/2031 •		167	143
MASTR Adjustable Rate Mortgages Trust 5.387% due 11/21/2034 ~		68	64
Morgan Stanley Capital Trust 6.755% due 11/15/2034 •		226	222
OBX Trust 6.520% due 07/25/2063 þ		879	880
SFO Commercial Mortgage Trust 6.946% due 05/15/2038 •		400	352

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2023 (Unaudited)

Towd Point Mortgage Trust 2.250% due 12/25/2061 ~		458	425
TTAN 6.297% due 03/15/2038 •		344	339

Total United States			5,049

Total Non-Agency Mortgage-Backed Securities (Cost $5,528)			5,284

SOVEREIGN ISSUES 0.6%
BRAZIL 0.6%
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2024 (c)	BRL	5,000	967

Total Sovereign Issues (Cost $988)			967

U.S. GOVERNMENT AGENCIES 4.7%
UNITED STATES 4.7%
Fannie Mae 5.729% due 12/25/2045 •		$196	189
Freddie Mac
4.645% due 07/15/2040 •		89	87
5.273% due 09/01/2037 •		146	148
5.878% due 07/15/2037 •		11	11
5.958% due 10/15/2033 •		95	94
Uniform Mortgage-Backed Security, TBA
5.500% due 11/01/2053		2,600	2,512
6.000% due 11/01/2053		700	691
6.500% due 10/01/2053		4,400	4,420

Total U.S. Government Agencies (Cost $8,241)			8,152

U.S. TREASURY OBLIGATIONS 21.5%
UNITED STATES 21.5%
U.S. Treasury Bonds
4.125% due 08/15/2053		300	272
U.S. Treasury Floating Rate Notes
5.603% due 01/31/2025 •		18,000	18,028
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024		2,060	2,012
0.125% due 10/15/2024		4,289	4,159
0.125% due 04/15/2025		355	339
0.125% due 01/15/2031		352	301
0.250% due 01/15/2025		903	869
0.625% due 07/15/2032		316	275
0.750% due 02/15/2045		130	95
1.000% due 02/15/2048		124	92
U.S. Treasury Notes
3.875% due 05/15/2043		400	348
0.375% due 09/30/2027		1,100	929
0.500% due 10/31/2027		600	508
0.625% due 11/30/2027		2,100	1,781
0.750% due 01/31/2028		7,810	6,623
2.875% due 11/30/2023		480	478

Total U.S. Treasury Obligations (Cost $37,678)			37,109

SHORT-TERM INSTRUMENTS 27.7%
COMMERCIAL PAPER 8.1%
Amcor Flexibles North America, Inc.
5.550% due 10/06/2023		250	250
5.550% due 10/30/2023 (a)		450	448
American Electric Power Co., Inc.
5.570% due 10/16/2023		250	249
5.580% due 10/23/2023		500	498
Bank of Nova Scotia 5.145% due 11/01/2023	CAD	1,400	1,026
Canadian Imperial Bank of Commerce 5.229% due 10/31/2023		800	586
Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023		$450	449
5.520% due 10/30/2023		350	348
Crown Castle, Inc.
6.000% due 11/02/2023		500	497
6.020% due 10/17/2023		250	249
Diageo Capital PLC
5.500% due 10/23/2023		250	249
5.550% due 11/07/2023		550	547
Dominion Resources, Inc. 5.540% due 10/24/2023		250	249

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2023 (Unaudited)

Electricite de France SA
5.510% due 10/23/2023		350	349
5.510% due 10/27/2023		450	448
Entergy Corp.
5.500% due 10/03/2023		250	250
5.500% due 10/04/2023		250	250
Equifax, Inc.
5.550% due 10/12/2023		250	249
5.550% due 10/16/2023		250	249
Haleon UK Capital PLC 5.600% due 10/11/2023		250	250
Humana, Inc.
5.550% due 10/18/2023		400	399
5.580% due 10/17/2023		250	249
Intercontinental Exchange,Inc. 5.560% due 10/26/2023		250	249
L3Harris Technologies, Inc.
5.630% due 10/10/2023		250	250
5.650% due 10/03/2023		350	350
LSEGA Financing PLC 5.500% due 10/04/2023		350	350
Marriott International, Inc. 5.540% due 10/13/2023		250	249
Microchip Technology, Inc. 5.600% due 10/30/2023		250	249
Oracle Corp.
5.500% due 10/23/2023		250	249
5.510% due 10/23/2023		250	249
5.530% due 11/08/2023		250	248
Royal Bank of Canada
5.203% due 10/03/2023	CAD	1,000	736
5.279% due 11/01/2023		300	220
RTX Corp. 5.480% due 10/04/2023		$250	250
Southern California Edison 5.550% due 10/13/2023 (a)		600	599
Toronto-Dominion Bank
5.117% due 10/27/2023	CAD	400	293
5.118% due 10/27/2023		300	220
5.124% due 11/01/2023		500	366
Walgreens Boots Alliance, Inc. 6.050% due 10/03/2023		$500	500

Total Commercial Paper (Cost $14,010)			13,965

REPURCHASE AGREEMENTS (g) 4.1%			7,049

SHORT-TERM NOTES 6.2%
Federal Home Loan Bank 5.340% due 11/17/2023 •		9,200	9,200
Foursight Capital Automobile Receivables Trust 5.624% due 07/15/2024		425	425
Westlake Automobile Receivables Trust 5.781% due 08/15/2024		1,099	1,099

Total Short-Term Notes (Cost $10,724)			10,724

JAPAN TREASURY BILLS 8.3%
(0.152)% due 10/16/2023 - 01/09/2024 (a)(b)(c)	JPY	2,140,000	14,323

U.S. TREASURY BILLS 1.0%
5.369% due 10/12/2023 (c)(d)(i)		$1,683	1,680

Total Short-Term Instruments (Cost $48,511)			47,741

Total Investments in Securities (Cost $175,039)			171,627

Total Investments 99.5% (Cost $175,039)			$171,627
Financial Derivative Instruments (h)(j) 0.2%(Cost or Premiums, net $(454))			428
Other Assets and Liabilities, net 0.3%			465

Net Assets 100.0%			$172,520

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	01/25/2023	$184	$181	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$7,049	U.S. Treasury Notes 0.250% due 09/30/2025	$(7,190)	$7,049	$7,050

Total Repurchase Agreements	$(7,190)	$7,049	$7,050

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index December Futures	12/2023	400	$86,510	$(3,934)	$0	$(240)
Euro-Bund December Futures	12/2023	1	136	(3)	2	(2)
MSCI EAFE December Futures	12/2023	848	86,560	(2,928)	0	(301)
U.S. Treasury 2-Year Note December Futures	12/2023	55	11,149	(34)	6	0
U.S. Treasury Long-Term Bond December Futures	12/2023	12	1,365	(74)	3	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	5	593	(44)	2	0

$(7,017)	$13	$(543)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note December Futures	12/2023	74	$(7,797)	$61	$0	$(12)
U.S. Treasury 10-Year Note December Futures	12/2023	129	(13,940)	268	0	(26)
United Kingdom Long Gilt December Futures	12/2023	1	(115)	(1)	2	(1)

$328	$2	$(39)

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Futures Contracts								$(6,689)		$15	$(582)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin(1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.510%		$600	$8	$(7)	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.891		100	2	(2)	0	0	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.372		500	3	(2)	1	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200		240	42	(15)	27	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		350	42	5	47	1	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.796		100	0	1	1	0	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.720	EUR	400	0	5	5	1	0

							$97	$(15)	$82	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly		12/20/2025		$368	$(11)	$(2)	$(13)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly		12/20/2026		368	(13)	5	(8)	0	(1)
CDX.EM-40 5-Year Index	1.000	Quarterly		12/20/2028		300	(15)	(1)	(16)	0	(1)
CDX.HY-41 5-Year Index	5.000	Quarterly		12/20/2028		2,000	20	0	20	0	(6)
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		4,100	45	10	55	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		19,700	254	(12)	242	0	(4)

							$280	$0	$280	$0	$(12)

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024		$13,100	$(534)	$52	$(482)	$0	$(4)
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		13,000	110	1,383	1,493	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		3,800	(153)	(520)	(673)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,300	4	67	71	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		700	3	14	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		900	13	61	74	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		500	6	16	22	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		6,900	(384)	(1,333)	(1,717)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		300	40	18	58	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		1,400	5	144	149	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		100	(18)	56	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050		200	(19)	107	88	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		700	(86)	380	294	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		400	(37)	213	176	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		1,200	219	385	604	0	(3)

							$(831)	$1,043	$212	$13	$(21)

Total Swap Agreements							$(454)	$1,028	$574	$16	$(33)

(i)

Securities with an aggregate market value of $1,681 and cash of $7,422 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)

Unsettled variation margin asset of $1 and liability of $(1) for closed futures and unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.is outstanding at period end.

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2023 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	10/2023		$912	EUR	864	$1	$0
	11/2023	EUR	864		$914	0	(1)
	12/2023	JPY	50,000		349	11	0
BPS	10/2023	EUR	793		861	23	0
	10/2023	GBP	488		619	23	0
BRC	11/2023	JPY	1,140,000		8,000	316	0
	01/2024		260,000		1,770	1	0
BSH	01/2024	BRL	3,000		602	12	0
CBK	10/2023	CAD	1,800		1,350	24	0
	10/2023	DKK	3,200		475	22	0
	12/2023		$1	MXN	14	0	0
GLM	10/2023	MXN	60		$3	0	0
	10/2023		$3	MXN	45	0	0
	11/2023	CAD	500		$370	2	0
	12/2023		$604	MXN	10,476	0	(10)
	01/2024	BRL	1,000		$197	1	0
JPM	10/2023	MXN	10,669		608	0	(3)
	01/2024	BRL	1,000		200	3	0
MBC	10/2023	CAD	300		222	1	0
	10/2023	EUR	71		76	1	0
	10/2023	JPY	950,000		6,944	566	0
	10/2023		$739	CAD	1,000	0	(3)
	11/2023	CAD	999		$740	3	0
MYI	10/2023		400		296	2	0
	10/2023	DKK	500		74	3	0
TOR	10/2023	JPY	3,543		24	1	0
	10/2023		$593	GBP	488	3	0
	11/2023	GBP	488		$593	0	(3)
	11/2023	JPY	262,903		1,772	5	0
UAG	11/2023	CAD	1,700		1,262	10	0
	11/2023		$1,421	JPY	210,000	0	(3)
	12/2023		339		50,000	0	(1)

Total Forward Foreign Currency Contracts						$1,034	$(24)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Schedule of Investments PIMCO StocksPLUS® Global Portfolio (Cont.)	September 30, 2023 (Unaudited)

Investments in Securities, at Value
Asset-Backed Securities
Canada	$0	$500	$0	$500
Cayman Islands	0	18,753	0	18,753
Ireland	0	843	0	843
Japan	0	650	0	650
Jersey, Channel Islands	0	1,197	0	1,197
United States	0	31,587	50	31,637
Corporate Bonds & Notes
Cayman Islands
Industrials	0	187	0	187
Denmark
Banking & Finance	0	525	0	525
Germany
Banking & Finance	0	181	0	181
Ireland
Banking & Finance	0	179	0	179
Japan
Industrials	0	183	0	183
Netherlands
Banking & Finance	0	965	0	965
Switzerland
Banking & Finance	0	1,356	0	1,356
United Kingdom
Banking & Finance	0	1,544	0	1,544
United States
Banking & Finance	0	9,580	0	9,580
Industrials	0	3,496	0	3,496
Utilities	0	598	0	598
Non-Agency Mortgage-Backed Securities
United Kingdom	0	235	0	235
United States	0	5,049	0	5,049
Sovereign Issues
Brazil	0	967	0	967
U.S. Government Agencies
United States	0	8,152	0	8,152
U.S. Treasury Obligations
United States	0	37,109	0	37,109
Short-Term Instruments
Commercial Paper	0	13,965	0	13,965
Repurchase Agreements	0	7,049	0	7,049
Short-Term Notes	0	10,724	0	10,724
Japan Treasury Bills	0	14,323	0	14,323
U.S. Treasury Bills	0	1,680	0	1,680

Total Investments	$0	$171,577	$50	$171,627

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	27	0	31
Over the counter	0	1,034	0	1,034

	$4	$1,061	$0	$1,065
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(544)	(71)	0	(615)
Over the counter	0	(24)	0	(24)

	$(544)	$(95)	$0	$(639)

Total Financial Derivative Instruments	$(540)	$966	$0	$426

Totals	$(540)	$172,543	$50	$172,053

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value NAV of a Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

Notes to Financial Statements (Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio's tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	CBK	Citibank N.A.	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	TOR	The Toronto-Dominion Bank
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	MXN	Mexican Peso
CAD	Canadian Dollar	GBP	British Pound	USD	United States Dollar
DKK	Danish Krone	JPY	Japanese Yen

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	S&P 500	Standard & Poor's 500 Index	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced